EARNINGS PER UNIT (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of earnings per Unit
The following table presents details on EPU.

	Year ended December 31,
	2014	2013	2012 (1)
	(In thousands, except per-unit amounts)
Net (loss) income	$(14,734)	$52,837	$42,997
Less: net income attributable to the pre-IPO period	—	—	24,112
Less: net income attributable to Summit Investments	9,258	9,253	1,271
Net (loss) income attributable to SMLP	(23,992)	43,584	17,614
Less: net (loss) income attributable to general partner, including IDRs	3,125	1,035	352
Net (loss) income attributable to limited partners	$(27,117)	$42,549	$17,262

Numerator for basic and diluted EPU:
Allocation of net (loss) income among limited partner interests:
Net (loss) income attributable to common units	$(16,324)	$23,227	$8,632
Net (loss) income attributable to subordinated units	(10,793)	19,322	8,630
Net (loss) income attributable to limited partners	$(27,117)	$42,549	$17,262

Denominator for basic and diluted EPU:
Weighted-average common units outstanding – basic	33,311	26,951	24,412
Effect of nonvested phantom units	—	150	132
Weighted-average common units outstanding – diluted	33,311	27,101	24,544

Weighted-average subordinated units outstanding – basic and diluted	24,410	24,410	24,410

(Loss) earnings per limited partner unit:
Common unit – basic	$(0.49)	$0.86	$0.35
Common unit – diluted	$(0.49)	$0.86	$0.35
Subordinated unit – basic and diluted	$(0.44)	$0.79	$0.35

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(1) Calculated for the period from October 1, 2012 to December 31, 2012